American Beacon Advisors, Inc.
220 East Las Colinas Boulevard, Suite 1200
Irving, TX 75039

November 16, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds
1933 Act File No. 333-207381

Dear Sir or Madam:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, American Beacon Funds (the “Trust”) hereby certifies that the forms of combined proxy statement/prospectus and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Combined Proxy Statement/Prospectus and Statement of Additional Information, each dated November 13, 2015, contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 under the Securities Act, the text of which was filed electronically with the U.S. Securities and Exchange Commission on November 13, 2015 via EDGAR, accession number 0000898432-15-001344.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6176.

Sincerely,

/s/Rosemary K. Behan
Rosemary K. Behan
Vice President, Secretary and Chief Legal Officer

cc:	Kathy Ingber, Esq.
K&L Gates LLP